Label	Element	Value
Series S
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001225290_SupplementTextBlock
SMA Relationship Trust

Series S

Prospectus Supplement

July 23, 2014

Dear Investor,

The purpose of this supplement is to update the Prospectus of the Series S series of shares (the “Fund”) of SMA Relationship Trust dated April 30, 2014, as follows:

Risk/Return [Heading]	rr_RiskReturnHeading	Series S
Strategy [Heading]	rr_StrategyHeading	The second sentence of the first paragraph under the heading "Principal strategies" and the sub-heading "Principal investments" on page 17 of the Prospectus is deleted in its entirety and replaced by the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Small capitalization companies are those companies within the range of the largest and smallest company in the Russell 2000 Index at the time of purchase.